STOCKHOLDERS' EQUITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Risk-free interest rate	4.00%	4.00%
Expected volatility of common stock	125.39%	125.39%
Dividend yield	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	10 years	5 years 6 months